Financial instruments - fair values and risk management - Credit risk (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) debtor	Dec. 31, 2022 USD ($) debtor	Dec. 31, 2021 USD ($) debtor	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial instruments - fair values and risk management
Loans receivables	$ 478	$ 3,834	$ 123
Trade receivables	37,001	41,874	41,675
Cash	68,581	86,774	142,802	$ 84,557	$ 17,565
ECL in respect of trade and other receivables	$ 1,414	$ 1,512	$ 102
Trade and other receivables | Credit risk | Customer concentration risk | Largest Debtor
Financial instruments - fair values and risk management
Risk concentration	33.00%	41.00%	30.00%
Trade and other receivables | Credit risk | Customer concentration risk | 3 largest debtors
Financial instruments - fair values and risk management
Risk concentration	70.00%	72.00%	74.00%
Number of largest debtors | debtor	3	3	3
Trade receivables | Credit risk
Financial instruments - fair values and risk management
Term of payments	3 months
Loans receivables
Financial instruments - fair values and risk management
Loans receivables	$ 32,785	$ 28,475
Other investments - current
Financial instruments - fair values and risk management
Other investments	69,308	50,365
Other Investments - noncurrent
Financial instruments - fair values and risk management
Other investments	$ 15,441	$ 17,903